Share capital - Common shares (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued, beginning of year	94,225,498	93,639,610	107,227,347
Treasury Stock, Shares, Retired	0	0	(14,256,043)
Stock Issued During Period, Shares, Conversion of Convertible Securities	0	0	361,556
Common shares issued, end of year	95,582,733	94,225,498	93,639,610
Stock Issued During Period, Shares, Conversion of Convertible Securities, Gross of Adjustments			1,156,184
Stock Issued During Period, Shares, Conversion of Convertible Securities, Adjustments			794,628
Management and director options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted	0	187,678	0
Restricted share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted	1,012,939	366,453	50,644
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted	344,296	31,757	256,106